18. INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about investment property [abstract]
Schedule of percentage of the company's equity interest
	Control	2019	2018
Hidrelétrica Cachoeirão	Jointly-controlled	54	49
Guanhães Energia (1)	Jointly-controlled	131	–
Hidrelétrica Pipoca	Jointly-controlled	31	31
Retiro Baixo	Jointly-controlled	180	171
Aliança Norte (Belo Monte plant)	Jointly-controlled	671	664
Madeira Energia (Santo Antônio plant)	Affiliated	167	270
FIP Melbourne (Santo Antônio plant)	Affiliated	385	470
Lightger (1)	Jointly-controlled	128	–
Baguari Energia	Jointly-controlled	157	162
Aliança Geração	Jointly-controlled	1,192	1,217
Amazônia Energia (Belo Monte plant)	Jointly-controlled	1,028	1,013
Taesa	Jointly-controlled	1,213	1,143
Ativas Data Center	Affiliated	16	16
UFV Janaúba Geração de Energia Elétrica Distribuída	Affiliated	10	9
Companhia de Transmissão Centroeste de Minas	Jointly-controlled	24	20
Axxiom Soluções Tecnológicas (1)	Jointly-controlled	13	–
Total of investments		5,400	5,235
Itaocara – equity deficit (2)	Jointly-controlled	(22)	–
Total		5,378	5,235

(1)	With the cessation of control of Light, the remaining equity interest in these investees was recognized as an investment in affiliate or jointly-controlled entities, and measured by the equity method, in accordance with IFRS 10. For more details please see Notes 1 and 34.
(2)	On December 31, 2019, the investee has negative net equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses to the extent of its obligations , in the amount of R$22, resulting from contractual obligations assumed with the jointly-controlled entity and the other shareholders.

Schedule of allocation of acquisition price of jointly-controlled subsidiaries, a valuation was made of intangible assets relating to right to operate regulated activity

Changes in these assets are as follows:

Investees	2016	Amortization	Written off	2017	Additions	Amortization	Written off	2018	Amortization	2019
Taesa	288	(13)	(86)	189	–	(9)	–	180	(9)	171
Retiro Baixo	29	(1)	–	28	6	(2)	–	32	(1)	31
Central Eólica Praias de Parajuru (1)	19	(1)	(1)	17	–	(2)	(15)	–	–	–
Central Eólica Volta do Rio (1)	14	(1)	(2)	11	–	(1)	(10)	–	–	–
Central Eólica Praias de Morgado (1)	27	(2)	(1)	24	–	(2)	(22)	–	–	–
Madeira Energia (Santo Antônio plant)	157	(6)	–	151	–	(6)	(127)	18	(1)	17
Lightger	–	–	–	–	84	–	–	84	(3)	81
Light	209	(23)	–	186	–	(20)	(166)	–	–	–
Aliança Geração	428	(25)	–	403	–	(25)	–	378	(25)	353
Aliança Norte (Belo Monte plant)	57	(2)	–	55	–	(2)	–	53	(2)	51
Lepsa	49	(6)	(43)	–	–	–	–	–	–	–
RME	48	(4)	–	44	20	(5)	(59)	–	–	–
Total	1,325	(84)	(133)	1,108	110	(74)	(399)	745	(41)	704

(1)	As from 2018 the investees Central Eólica Praias de Parajuru and Central Eólica Volta do Rio are being consolidated.

Schedule of changes in investments in subsidiaries jointly controlled entities and affiliates
Investee	2018	Gain (loss) by equity method (Income statement)	Remeasurement of equity interest held in subsidiaries after loss of control	Dividends	Additions / acquisitions	Others	2019
Companhia de Transmissão Centroeste de Minas	20	4	–	–	–	–	24
Axxiom Soluções Tecnológicas	–	–	4	–	9	–	13
Lightger	–	–	128	–	–	–	128
Guanhães Energia	–	–	131	–	–	–	131
Usina Hidrelétrica Itaocara S.A.	–	(50)	5	–	23	22	–
Hidrelétrica Pipoca	31	4	–	(4)	–	–	31
Madeira Energia (Santo Antônio plant)	270	(103)	–	–	–	–	167
FIP Melbourne (Santo Antônio plant)	470	(85)	–	–	–	–	385
Hidrelétrica Cachoeirão	49	11	–	(6)	–	–	54
Baguari Energia	162	22	–	(27)	–	–	157
Amazônia Energia (Belo Monte plant)	1,013	15	–	–	–	–	1,028
Aliança Norte (Belo Monte plant)	664	6	–	–	1	–	671
Ativas Data Center	16	–	–	–	–	–	16
Taesa	1,143	210	–	(141)	–	1	1,213
Aliança Geração	1,217	78	–	(103)	–	–	1,192
Retiro Baixo	171	12	–	(3)	–	–	180
UFV Janaúba Geração de Energia Elétrica Distribuída	9	1	–	–	–	–	10
Total of investments	5,235	125	268	(284)	33	23	5,400
Itaocara – equity deficit	–	–	–	–	–	(22)	(22)
Total	5,235	125	268	(284)	33	1	5,378

Investee	2017	Gain (loss) by equity method (Income statement)	Remeasurement of previously held equity interest in subsidiaries acquired (step–acquisition)	Dividends	Additions / acquisitions	Disposals	Reclassification to held for sale	Others	2018
Companhia de Transmissão Centroeste de Minas	21	5	–	(6)	–	–	–	–	20
Light (1)	1,534	19	(231)	(8)	–	–	(1,255)	(59)	–
RME (1)	383	3	(52)	(1)	104	–	(326)	(111)	–
Axxiom Soluções Tecnológicas (1)	12	(7)	–	–	–	–	(4)	(1)	–
Lightger (1)	41	3	84	(2)	–	–	(126)	–	–
Guanhães Energia (1)	25	30	–	–	57	–	(112)	–	–
Usina Hidrelétrica Itaocara S.A. (1)	4	(4)	–	–	5	–	(5)	–	–
Hidrelétrica Pipoca	26	7	–	(2)	–	–	–	–	31
Madeira Energia (Santo Antônio plant) (2) (4)	535	(163)	–	–	25	–	–	(127)	270
FIP Melbourne (Santo Antônio plant) (4)	582	(139)	–	–	27	–	–	–	470
Hidrelétrica Cachoeirão	58	10	–	(19)	–	–	–	–	49
Baguari Energia	148	28	–	(15)	–	–	–	1	162
Central Eólica Praias de Parajuru (3)	60	(6)	21	–	74	(3)	–	(146)	–
Central Eólica Volta do Rio (3)	68	(16)	59	–	92	(22)	–	(181)	–
Central Eólica Praias de Morgado (3)	51	(15)	–	–	–	(12)	–	(24)	–
Amazônia Energia (Belo Monte plant)	867	80	–	–	69	–	–	(3)	1,013
Aliança Norte (Belo Monte plant)	577	44	–	–	43	–	–	–	664
Ativas Data Center	17	(1)	–	–	–	–	–	–	16
Taesa (1)	1,101	225	–	(208)	–	–	–	25	1,143
Renova	282	(282)	–	–	–	–	–	–	–
Aliança Geração	1,242	65	–	(90)	–	–	–	–	1,217
Retiro Baixo	158	10	–	(3)	6	–	–	–	171
UFV Janaúba Geração de Energia Elétrica Distribuída	–	–	–	–	9	–	–	–	9
Total of investments	7,792	(104)	(119)	(354)	511	(37)	(1,828)	(626)	5,235

(1)	Others arises from first adoption of the new accounting standards on January 1, 2018, recognized by the investees directly in equity without inclusion in the Income statement. The column Reclassification to held for sale includes the effect of the reclassification of the investment in Light, Axxion, Lightger, Guanhães and Itaocara to Non-current assets held for sale, in accordance with IFRS 5.
(2)	Due to the result of analysis of impairment indication, due to the recurring losses incurred by Madeira, a provision was recognized for loss of part of the residual added value of the investment in Madeira, to limit its balance to the minimum value of the excess of future economic benefits arising from use of the net fixed asset on December, 31, 2018, using the nominal WACC of 9.59% as the discount rate. The provision is presented in the statement of income for the year ended December 31, 2018 as Impairment loss on Investments.
(3)	Arising from the business combination between the Company and Energimp. The rights to exploitation of the regulated activity are classified in the consolidated statement of financial position under Intangible.
(4)	In October 2018 the Company subscribed capital increases in Mesa and FIP Melbourne, of R$25 and R$26, respectively. These funds were entirely applied in capital contributions to Santo Antônio Energia S.A. (‘Saesa’ or ‘Santo Antônio Hydroelectric Plant’).

	2016	Gain (loss) by equity method (Income statement)	Gain (loss) by equity method (Other comprehensive income)	Dividends	Additions / acquisitions	Disposals	Others	2017
Companhia Transleste de Transmissão	22	5	–	(7)	–	(20)	–	–
Companhia Transudeste de Transmissão	21	3	–	(12)	–	(12)	–	–
Companhia Transirapé de Transmissão	24	4	–	(6)	–	(22)	–	–
Companhia de Transmissão Centroeste de Minas	21	5	–	(5)	–	–	–	21
Light (1)	1,070	35	(3)	–	–	–	432	1,534
Axxiom Soluções Tecnológicas	19	(7)	–	–	–	–	–	12
Lepsa (1)	344	–	(2)	–	–	–	(342)	–
RME	339	7	(2)	–	38	–	1	383
Hidrelétrica Cachoeirão	50	10	–	(3)	–	–	1	58
Guanhães Energia (2)	–	(13)	–	–	97	–	(59)	25
Hidrelétrica Pipoca	32	2	–	(8)	–	–	–	26
Madeira Energia (Santo Antônio plant)	644	(109)	–	–	–	–	–	535
FIP Melbourne (Santo Antônio plant)	677	(95)	–	–	–	–	–	582
Lightger	42	2	–	(3)	–	–	–	41
Baguari Energia	162	17	–	(30)	–	–	(1)	148
Central Eólica Praias de Parajuru	63	(1)	–	–	–	–	(2)	60
Central Eólica Volta do Rio	81	(12)	–	–	–	–	(1)	68
Central Eólica Praias de Morgado	60	(8)	–	–	–	–	(1)	51
Amazônia Energia (Belo Monte plant)	781	1	–	–	85	–	–	867
Ativas Data Center	18	(2)	–	–	–	–	1	17
Taesa (3)	1,583	216	–	(183)	–	(515)	–	1,101
Renova	689	(390)	(34)	–	18	–	(1)	282
Usina Hidrelétrica Itaocara S.A.	3	(2)	–	–	3	–	–	4
Aliança Geração	1,319	72	–	(149)	–	–	–	1,242
Aliança Norte (Belo Monte plant)	527	(2)	–	–	51	–	1	577
Retiro Baixo	162	10	–	(14)	–	–	–	158
Total of investments	8,753	(252)	(41)	(420)	292	(569)	29	7,792
Guanhães Energia – equity deficit (2)	(59)	–	–	–	–	–	59	–
Total	8,694	(252)	(41)	(420)	292	(569)	88	7,792

(1)	On November 30, 2017 the Company acquired all Lepsa’s shares, and therefore as from that date on it consolidates that company in its financial statements. Lepsa’s sole asset is its holdings in the share capital of Light. Hence, the Company no longer presents the investment that it previously held at Lepsa in its consolidated statement, presenting only the interest in Light.
(2)	Equity deficit reversed through injection of capital.
(3)	On November 2017 the Company sold part of its equity interest in the jointly-controlled entity Taesa. The Company sold 34 million Units of Taesa at the price of R$ 21.10 per Unit. With the sale, the Company’s holding in the share capital of Taesa was reduced from 31.54% to 21.68%. The shares that were sold are not part of the controlling shareholding block of Taesa, and as a result Cemig continues to be in the controlling block of Taesa.

Schedule of changes in dividends receivable

Changes in dividends receivable are as follows:

	2019	2018
Opening balances	119	77
Dividends proposed by investees	285	354
Dividends proposed by investee classified as held for sale	73
Withholding income tax on Interest on equity	(8)	(7)
Amounts received	(283)	(304)
Ending balances	186	120

Schedule of subsidiaries and jointly controlled entities percentage by the company's ownership interest

Main information on the subsidiaries, jointly-controlled entities and affiliates, not adjusted for the percentage represented by the Company’s ownership interest:

		2019			2018			2017
Investee	Number of shares	Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity
Cemig Geração e Transmissão	2,896,785,358	100.00	2,600	5,136	100.00	2,600	4,980	100.00	1,838	4,794
Madeira Energia (Santo Antônio plant)	12,034,025,147	15.51	10,620	3,705	15.51	10,620	4,657	18.13	9,547	5,327
Hidrelétrica Cachoeirão	35,000,000	49.00	35	110	49.00	35	100	49.00	35	118
Guanhães Energia	548,626,000	49.00	549	268	49.00	396	228	49.00	331	51
Hidrelétrica Pipoca	41,360,000	49.00	41	63	49.00	41	63	49.00	41	53
Baguari Energia (1)	26,157,300,278	69.39	187	227	69.39	187	234	69.39	187	214
Central Eólica Praias de Parajuru	71,834,843	100.00	72	89	100.00	72	80	49.00	71	89
Central Eólica Volta do Rio	138,867,440	100.00	139	58	100.00	139	84	49.00	117	116
Central Eólica Praias de Morgado	–	–	–	–	–	–	–	49.00	53	54
Lightger	79,078,937	49.00	79	95	49.00	79	86	49.00	79	83
Aliança Norte (Belo Monte plant)	41,893,675,837	49.00	1,208	1,266	49.00	1,206	1,247	49.00	1,119	1,066
Amazônia Energia (Belo Monte plant) (1)	1,322,597,723	74.50	1,323	1,380	74.50	1,322	1,359	74.50	1,230	1,163
Aliança Geração	1,291,582	45.00	1,291	1,858	45.00	1,291	1,858	45.00	1,291	1,858
Retiro Baixo	225,350,000	49.90	225	300	49.90	223	278	49.90	223	258
Renova (1) (2)	41,719,724	36.23	2,961	(1,091)	36.23	2,919	(76)	36.23	2,919	780
Usina Hidrelétrica Itaocara S.A. (6)	69,282,514	49.00	69	(45)	49.00	22	10	49.00	11	8
Cemig Ger.Três Marias S.A.	1,291,423,369	100.00	1,291	1,408	100.00	1,291	1,396	100.00	1,291	1,392
Cemig Ger.Salto Grande S.A	405,267,607	100.00	405	446	100.00	405	440	100.00	405	440
Cemig Ger. Itutinga S.A.	151,309,332	100.00	151	184	100.00	151	179	100.00	151	171
Cemig Geração Camargos S.A.	113,499,102	100.00	113	136	100.00	113	132	100.00	113	130
Cemig Geração Sul S.A.	148,146,505	100.00	148	179	100.00	148	176	100.00	148	168
Cemig Geração Leste S.A.	100,568,929	100.00	101	127	100.00	101	121	100.00	101	116
Cemig Geração Oeste S.A.	60,595,484	100.00	61	73	100.00	61	70	100.00	61	69
Rosal Energia S.A.	46,944,467	100.00	47	128	100.00	47	125	100.00	47	107
Sá Carvalho S.A.	361,200,000	100.00	37	124	100.00	37	94	100.00	37	103
Horizontes Energia S.A.	39,257,563	100.00	39	57	100.00	39	55	100.00	39	53
Cemig PCH S.A.	45,952,000	100.00	46	98	100.00	46	93	100.00	36	97
Cemig Geração Poço Fundo S.A. (3)	1,402,000	100.00	1	4	100.00	17	18	100.00	17	18
Empresa de Serviços de Comercialização de Energia Elétrica S.A.	486,000	100.00	–	28	100.00	–	27	100.00	–	18
Cemig Comercializadora de Energia Incentivada S.A.	1,000,000	100.00	1	3	100.00	1	3	100.00	1	2
Cemig Trading S.A.	1,000,000	100.00	1	31	100.00	1	28	100.00	1	29
Cemig Distribuição (4)	2,359,113,452	100.00	5,372	4,708	100.00	2,772	4,642	100.00	2,772	3,737
Light	303,934,060	22.58	4,051	5,983	26.06	2,226	3,389	26.06	2,226	3,462
TAESA	1,033,496,721	21.68	3,042	4,927	21.68	3,042	4,572	21.68	3,042	4,347
Cemig Telecom	–	–	–	–	–	–	–	100.00	292	247
Ativas Data Center	456,540,718	19.60	182	82	19.60	182	84	–	–	–
Gasmig	409,255,483	99.57	665	988	99.57	665	1,001	99.57	665	1,224
Cemig Geração Distribuída	174,281	100.00	–	11	100.00	0	3	100.00	0	5
LEPSA (5)	–	–	–	–	100.00	406	447	100.00	406	456
RME (5)	–	–	–	–	100.00	403	423	75.00	403	453
Efficientia	15,121,845	100.00	15	17	100.00	15	18	100.00	6	7
Companhia de Transmissão Centroeste de Minas	28,000,000	51.00	28	47	51.00	28	39	51.00	28	40
Axxiom Soluções Tecnológicas	58,365,000	49.00	58	27	49.00	47	17	49.00	47	24

(1)	Jointly-control under a Shareholders’ Agreement.
(2)	In view of Renova’s negative net equity, the Company reduced to zero the carrying value of its equity interests in this investee, at December 31, 2018.
(3)	The Extraordinary General Meeting of Shareholders held on August 29, 2019 approved changes to the bylaws of the subsidiary, changing its name and its corporate objects. With the alteration, the name of Usina Termelétrica Barreiro S.A. was changed to Cemig Geração Poço Fundo S.A.
(4)	An Extraordinary General Shareholders’ Meeting held on August 7, 2019 approved increase in the share capital of Cemig D by R$2,600, through subscription of funds from Advances for Future Capital Increase (AFACs), paid in by the Company, without issuance of new shares.
(5)	These investees were merged on April 24, 2019.
(6)	On December 31, 2019, the investee has equity deficit. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses to the extent of its obligations , in the amount of R$22, resulting from contractual obligations assumed with the jointly-controlled entity and the other shareholders.

Schedule of direct and indirect equity interests

The Company has indirect equity interests in the following investees:

	2019		2018
	Direct interest %	Indirect interest %	Direct interest %	Indirect interest %
Amazônia	74.50%	5.76%	74.50%	12.46%
Renova (1)	36.23%	–	36.23%	8.39%
LightGer	49.00%	11.52%	49.00%	24.92%
Guanhães	49.00%	11.52%	49.00%	24.92%
Axxion	49.00%	11.52%	49.00%	24.92%
UHE Itaocara	49.00%	11.52%	49.00%	24.92%
Light	22.58%	–	26.06%	22.80%

(1)	On October 15, 2019, Light sold the totality of its shares in the jointly-controlled entity Renova to CG I Fundo de Investimento em Participações. Further details as follows.

Schedule of summarized financial information of the company's equity investees

The main balances for the affiliated and jointly-controlled entities, at December 31, 2019, 2018 and 2017, are as follows:

2019	Centroeste	Ativas Data Center	Taesa	Axxiom Soluções Tecnológicas	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte
Assets
Current	29	33	3,568	34	35	11	68	1
Cash and cash equivalents	27	8	83	7	30	2	56	1
Non-current	35	107	7,662	26	82	89	343	1,266
Total assets	64	140	11,230	60	117	100	411	1,267
Liabilities
Current	6	24	996	28	7	11	34	1
Loans and financings – Current	3	13	10	8	–	7	14	–
Non-current	11	34	5,307	5	–	26	77	–
Loans and financings – Non-Current	8	31	4,159	–	–	26	68	–
Equity	47	82	4,927	27	110	63	300	1,266
Total liabilities	64	140	11,230	60	117	100	411	1,267
Statement of income
Net sales revenue	17	83	1,795	53	38	30	70	–
Cost of sales	(5)	(75)	(574)	(54)	(17)	(15)	(30)	–
Depreciation and amortization	(1)	(18)	(5)	(2)	(3)	(3)	(9)	–
Gross profit (loss)	12	8	1,221	(1)	21	15	40	–
General and administrative expenses	(2)	(7)	(122)	(11)	–	–	(4)	(2)
Finance income	2	–	97	–	1	–	3	–
Finance expenses	(2)	(3)	(356)	(2)	–	(3)	(8)	–
Operational profit (loss)	10	(2)	840	(14)	22	12	31	(2)
Share of (loss) profit, net, of subsidiaries and joint ventures	–	–	306	–	–	–	–	19
Income tax and social contribution tax	(1)	–	(144)	5	(2)	(1)	(3)	–
Net income (loss) for the year	9	(2)	1,002	(9)	20	11	28	17
Comprehensive income (loss) for the year	9	(2)	1,002	(9)	20	11	28	17

2019	Amazônia Energia	Madeira Energia	Baguari Energia	Renova	Lightger	Guanhães Energia	Aliança Geração
Assets
Current	–	750	60	21	87	11	935
Cash and cash equivalents	–	78	9	5	69	5	435
Non-current	1,380	21,680	187	2,309	124	419	2,409
Total assets	1,380	22,430	247	2,330	211	430	3,344
Liabilities
Current	1	1,177	16	2,928	53	27	610
Loans and financings – Current	–	73	–	1,507	9	12	161
Non-current	–	17,548	4	493	63	136	876
Loans and financings – Non-Current	–	10,925	–	55	63	127	276
Equity	1,379	3,705	227	(1,091)	95	267	1,858
Total liabilities	1,380	22,430	247	2,330	211	430	3,344
Statement of income
Net sales revenue	–	3,198	68	98	50	51	1,103
Cost of sales	–	(2,508)	(23)	(66)	(27)	(38)	(681)
Depreciation and amortization	–	(869)	(9)	(9)	(11)	(14)	(151)
Gross profit (loss)	–	690	45	32	23	13	422
General and administrative expenses	–	(99)	–	(660)	(2)	(5)	(31)
Finance income	–	131	4	3	4	1	39
Finance expenses	–	(1,683)	(1)	(448)	(7)	(9)	(90)
Operational profit (loss)	–	(961)	48	(1,073)	18	–	340
Share of (loss) profit, net, of subsidiaries and joint ventures	20		–	66	–	–
Income tax and social contribution tax	–	10	(16)	(7)	(3)	(2)	(111)
Net income (loss) for the year	20	(951)	32	(1,014)	15	(2)	229
Comprehensive income (loss) for the year	20	(951)	32	(1,014)	15	(2)	229

2018	Centroeste	Ativas Data Center	Taesa	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte
Assets
Current	19	17	1,927	23	12	47	–
Cash and cash equivalents	–	1	21	18	4	36	–
Non-current	36	106	6,689	85	95	354	1,247
Total assets	55	123	8,616	108	107	401	1,247
Liabilities
Current	6	23	647	8	11	32	–
Loans and financings – Current	3	9	11	–	7	14	–
Non-current	10	16	3,397	–	33	91	–
Loans and financings – Non-Current	10	13	410	–	33	82	–
Equity	39	84	4,572	100	63	278	1,247
Total liabilities	55	123	8,616	108	107	401	1,247
Statement of income
Net sales revenue	14	70	1,635	50	29	71	–
Cost of sales	(1)	(72)	(362)	(29)	(12)	(29)	–
Depreciation and amortization	–	–	–	(3)	(3)	(10)	–
Gross profit (loss)	13	(2)	1,273	21	17	42	–
General and administrative expenses	–	(16)	(144)	–	–	(4)	(3)
Finance income	1	–	63	1	–	2	1
Finance expenses	(3)	(3)	(274)	–	(4)	(11)	(1)
Operational profit (loss)	11	(21)	918	22	13	29	(3)
Share of (loss) profit, net, of subsidiaries and joint ventures	–	–	301	–	–	–	97
Income tax and social contribution tax	(1)	–	(147)	(2)	(1)	(3)	–
Net income (loss) for the year	10	(21)	1,072	20	12	26	94
Comprehensive income (loss) for the year	10	(21)	1,072	20	12	26	94

2018	Amazônia Energia	Madeira Energia	Baguari Energia	Renova	Aliança Geração
Assets
Current	–	618	44	1,738	791
Cash and cash equivalents	–	69	8	15	381
Non-current	1,360	22,453	201	891	2,440
Total assets	1,360	23,071	245	2,629	3,231
Liabilities
Current	1	1,281	7	2,195	564
Loans and financings – Current	–	53	–	349	168
Non-current	–	17,134	5	510	809
Loans and financings – Non-Current	–	10,220	–	64	348
Equity	1,359	4,656	233	(76)	1,858
Total liabilities	1,360	23,071	245	2,629	3,231
Statement of income
Net sales revenue	–	3,006	74	710	984
Cost of sales	–	(2,689)	(31)	(834)	(599)
Depreciation and amortization	–	(887)	(9)	(10)	(153)
Gross profit (loss)	–	317	43	(124)	385
General and administrative expenses	(1)	(195)	–	(458)	(31)
Finance income	2	128	3	3	33
Finance expenses	(2)	(1,881)	(1)	(320)	(89)
Operational profit (loss)	(1)	(1,631)	45	(899)	298
Share of (loss) profit, net, of subsidiaries and joint ventures	105	–	–	49	–
Income tax and social contribution tax	(1)	(112)	(4)	(6)	(100)
Net income (loss) for the year	103	(1,743)	41	(856)	198
Comprehensive income (loss) for the year	103	(1,743)	41	(856)	198

2017	Centroeste	RME	Light	Taesa	Axxiom	Aliança Norte	Itaocara	Lightger	Amazônia Energia	Aliança Geração
Assets
Current	56	2	4,137	1,947	46	1	5	51	–	706
Cash and cash equivalents	17	1	270	57	3	–	5	1	–	540
Non-current	1	451	10,807	6,108	11	1,065	11	142	1,163	2,593
Total assets	57	453	14,944	8,055	57	1,066	16	193	1,163	3,299
Liabilities
Current	4	–	5,493	645	29	–	1	31	–	511
Suppliers	–	–	–	–	1	–	1	20	–	–
Loans and financings – Current	3	–	1,395	9	5	–	–	–	–	98
Non-current	13	–	6,019	3,062	4	–	7	79	–	930
Equity	40	453	3,432	4,348	24	1,066	8	83	1,163	1,858
Total liabilities	57	453	14,944	8,055	57	1,066	16	193	1,163	3,299
Statement of income
Net sales revenue	15	–	11,315	1,077	43	–	–	42	–	930
Cost of sales	(4)	–	(8,869)	(198)	(55)	–	(4)	(28)	–	(560)
Depreciation and amortization	(1)	–	(493)	(1)	(2)	–	–	(11)	–	(123)
Gross profit (loss)	11	–	2,446	879	(12)	–	(4)	14	–	370
General and administrative expenses	–	(1)	(1,071)	(122)	(7)	(1)	–	(2)	(1)	4
Finance income	2	16	100	70	1	–	–	4	2	28
Finance expenses	(2)	–	(977)	(292)	(1)	–	–	(9)	–	(73)
Operational profit (loss)	11	15	498	535	(19)	(1)	(4)	7	1	329
Share of (loss) profit, net, of subsidiaries and joint ventures	–	–	(199)	168	–	–	–	–	–	–
Income tax and social contribution tax	(1)	–	(175)	(55)	6	–	–	(3)	–	(114)
Net income (loss) for the year	10	15	124	648	(13)	(1)	(4)	4	1	215
Comprehensive income (loss) for the year	10	15	124	648	(13)	(1)	(4)	4	1	215

2017	Hidrelétrica Cachoeirão	Baguari Energia	Guanhães Energia	Madeira Energia	Hidrelétrica Pipoca	Retiro Baixo	Renova	Central Eólica de Parajuru	Central Eólica de Morgado	Central Eólica Volta do Rio
Assets
Current	51	29	8	557	15	23	144	41	11	16
Cash and cash equivalents	46	5	4	55	6	14	25	35	7	5
Non-current	87	209	223	23,593	95	366	2,786	121	136	233
Total assets	138	238	231	24,150	110	389	2,930	162	147	249
Liabilities
Current	10	18	25	2,030	18	27	1,751	26	90	126
Suppliers	1	10	12	203	6	3	259	1	2	1
Non-current	10	6	155	16,793	39	104	399	47	3	7
Equity	118	214	51	5,327	53	258	780	89	54	116
Total liabilities	138	238	231	24,150	110	389	2,930	162	147	249
Statement of income
Net sales revenue	39	64	–	2,971	29	67	734	21	14	22
Cost of sales	(17)	(37)	–	(1,858)	(18)	(34)	(677)	(16)	(17)	(28)
Depreciation and amortization	(4)	(9)	–	(838)	(3)	(10)	(10)	(10)	(10)	(17)
Gross profit (loss)	22	27	–	1,113	11	33	57	5	(3)	(6)
General and administrative expenses	–	–	(10)	(817)	(1)	–	(942)	(2)	(1)	(3)
Provision for loss	–	–	–	–	–	–	–	–	–	–
Financial income	4	6	1	115	2	3	12	3	2	3
Finance expenses	(2)	–	(16)	(1,551)	(5)	(11)	(470)	(6)	(8)	(12)
Operational profit (loss)	24	33	(25)	(1,140)	7	25	(1,343)	–	(10)	(18)
Share of (loss) profit, net, of subsidiaries and joint ventures	–	–	–	–	–	–	96	–	–	–
Income tax and social contribution tax	(3)	(11)	–	49	(2)	(3)	107	–	(1)	(3)
Net income (loss) for the year	21	22	(25)	(1,091)	5	22	(1,140)	–	(11)	(21)
Comprehensive income (loss) for the year	21	22	(25)	(1,091)	5	22	(1,140)	–	(11)	(21)

Schedule of restatement of prior holding in subsidiaries acquired

Based on the provisions of IFRS 3 – Business combinations, the Company remeasured the previously held interest  at fair value on the date control was obtained, and any difference between the fair value and the carrying value of the investment will be recognized in the statement of income in 2020, as follows:

Centroeste
Fair value on the acquisition date	120
Equity interest held by the Company before the acquisition of control	51%
Previously held interest, valued at fair value on the date control was obtained	61
Carrying value of the investment	(24)
Gain on remeasurement of previously held equity interest in subsidiaries acquired to be recognized in 2020	37

Schedule of remeasurement of interest previously held in subsidiaries at fair value

The remeasurement of the previously held interest based on the preliminary fair value of the net assets acquired is as follows:

Centroeste
Cash consideration paid for 49% of the equity of Centroeste	45
Previously held interest, valued at fair value on the acquisition date – 51%	61
Bargain purchase	14
Total	120

Schedule of fair value of interest acquired, and remeasurement of previous equity interest in subsidiaries

The preliminary fair value of the assets and liabilities acquired at the acquisition date, is as follows:

Assets	Fair value on the transaction date	Liabilities	Fair value on the transaction date
Current	29	Current	6
Cash and cash equivalents	27	Loans and financings	3
Other current assets	2	Interest on equity and dividends payable	2
Non-current	108	Other current liabilities	1
Contract assets and Right to exploitation of the regulated activity	108	Non-current	11
		Loans and financings	8
		Provisions	3
		Fair value of net identifiable assets	120